Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Leases [Abstract]
Leases

NOTE 13 – LEASES

Hawaii Research Center

The Company entered into a lease for laboratory and office space on May 9, 2006. This lease was amended on September 7, 2011, and October 30, 2012. This lease expired on October 31, 2014, after which the terms converted to month-to-month. The Company vacated the space in February 2015. Total rent expense under this agreement as amended was $0 and $3,437 for the three and nine-months ended September 30, 2016, and $0 and $12,112, for the three and nine-months ended September 30, 2015, respectively. The $3,437 of rent expense for the nine-months ended September 30, 2016 was related to common area maintenance reconciliation.

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $7,929 and $23,784, for the three and nine-months ended September 30, 2016, respectively, and $7,931 and $23,759, for the three and nine-months ended September 30 2015, respectively.

NOTE 15 – LEASES

Hawaii Research Center

The Company entered into a lease for laboratory and office space on May 9, 2006. This lease was amended on September 7, 2011, and October 30, 2012. This lease expired on October 31, 2014, after which the terms converted to month-to-month. The Company vacated the space in February 2015. Total rent expense under this agreement as amended was $12,718 and $56,856 for the years ended December 31, 2015 and 2014, respectively.

Manoa Innovation Center

The Company entered into an automatically renewable month-to-month lease for office space on August 13, 2010. Under the terms of this lease, the Company must provide a written notice 45 days prior to vacating the premises. Total rent expense under this agreement as amended was $31,479 and $28,169, for the years ended December 31, 2015 and 2014, respectively.